UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

702 King Farm Blvd, Suite 200, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Strategy Funds Trust
702 King Farm Blvd, Suite 200, Rockville, MD 20850
(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022 – March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

(Unaudited)

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Manager”) is pleased to present the shareholder report for the Funds in the Guggenheim Strategy Funds Trust: Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Funds”). The report covers the semi-annual fiscal period ended March 31, 2023 (the “Reporting Period”).

The investment objective for the Funds is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

The Investment Manager is responsible for the management of the Funds’ portfolio of investments. It is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and the Investment Manager.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Guggenheim Partners Investment Management, LLC

April 30, 2023

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

The Strategy Funds may not be suitable for all investors. The investments in fixed-income instruments are subject to the possibility that interest rates could rise, causing the value of the holdings and share price to decline. Investors in asset- backed securities, including collateralized loan obligations generally receive payments that are part interest and part return of principal. These payments may vary based on the rate loans are repaid. Some asset-backed securities may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices volatile and they are subject to liquidity and valuation risk. CLOs bear similar risks to investing in loans directly. Investments in loans involve special types of risks, including credit, interest rate, counterparty, prepayment, liquidity, and valuation risks. Loans are often below investment grade, may be unrated, and typically offer a fixed or floating interest rate. High yield and unrated debt securities are at a greater risk of default than investment grade bonds and may be less liquid, which may increase volatility. The use of leverage, through borrowings or instruments such as derivatives, may cause the fund to be more volatile and riskier than if it had not been leveraged. The more a fund invests in leveraged instruments, the more the leverage will magnify any gains or losses on those investments. Foreign securities carry unique or additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity and more volatility, limited legal recourse and higher transactional costs, all of which are enhanced when investing in emerging markets. In addition, investments in emerging markets are subject to risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. It is important to note that the Funds are not guaranteed by the U.S. government. Please read the prospectus for more detailed information regarding these and other risks.

(Unaudited)

ECONOMIC AND MARKET OVERVIEW

Developments in March 2023 highlighted the increasingly difficult place in which the U.S. Federal Reserve (the “Fed”) and other central banks find themselves as they work toward restoring price stability and maintaining financial stability. The collapse of Silicon Valley Bank and Signature Bank prompted banks to rush for liquidity support from the Fed, totaling $165 billion in the immediate aftermath. Overseas, the Swiss National Bank provided the equivalent of $54 billion in emergency liquidity to Credit Suisse before a deal was struck with rival UBS to buy it for $3.25 billion.

Heightened concerns about further bank stress and central banks’ ability to continue aggressively tightening monetary policy weighed heavily on market-implied expectations for the path of policy rates. Nevertheless, in March 2023 the Fed raised rates by 25 basis points and the European Central Bank raised rates by 50 basis points. One basis point equals 0.01%. We expect central banks will continue to raise rates over the next few months in their continuing effort to bring inflation to heel, despite the cracks in financial stability that are beginning to show.

While markets were volatile, data releases indicated that the U.S. economy is still on a relatively firm footing. March job growth came in at 236,000, well above the level needed to keep the unemployment rate from rising. Housing data has surprised to the upside, likely in response to the recent softening of mortgage rates. Meanwhile, the S&P Global U.S. composite Purchasing Managers’ Index (“PMI”) rose to a 10-month high, with strength especially evident in sub-indices for the service sector. Forward-looking data looks more concerning, however, with the Leading Economic Index turning down further, initial signs of job loss in the most cyclical and interest rate sensitive sectors, and business surveys souring on the economic outlook and plans for spending and hiring.

The Fed acknowledged in its March 2023 Federal Open Market Committee meeting statement that a contraction of credit emanating from volatility in the banking sector was likely to create new headwinds for the economy. In recognition of this new risk, the Fed’s updated Summary of Economic Projections showed a small downward revision of real gross domestic product growth this year, from 0.5% to 0.4%, followed by a larger downward revision for next year, from 1.6% to 1.2%. We continue to expect a recession could begin midway through the year.

For the Reporting Period, the S&P 500® Index* returned 15.62%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* (gross) returned 27.52%. The return of the MSCI Emerging Markets Index* (gross) was 14.20%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 4.89% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 7.89%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 1.94% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and nonconvertible. The 1-3 Month U.S. Treasury Bill Index is market capitalization weighted and the securities in the index are updated on the last business day of each month.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

Guggenheim Strategy Fund II
FUND PROFILE (Unaudited)	March 31, 2023

Portfolio Breakdown	% of Net Assets
Investments
Asset-Backed Securities	42.5%
Collateralized Mortgage Obligations	23.6%
Corporate Bonds	22.7%
Money Market Funds	9.7%
Senior Floating Rate Interests	0.8%
Other Assets & Liabilities, net	0.7%
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2023
	6 Month	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund II	3.48%	2.38%	1.91%	1.95%
Bloomberg 1-3 Month U.S. Treasury Bill Index	1.99%	2.60%	1.38%	0.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
BCC Middle Market CLO LLC, 6.29%	2.8%
Lake Shore MM CLO III LLC, 6.27%	2.8%
ABPCI Direct Lending Fund CLO VII, LP, 6.25%	2.7%
Sound Point CLO XIX Ltd., 5.79%	1.5%
Palmer Square Loan Funding Ltd., 6.23%	1.4%
JP Morgan Chase Commercial Mortgage Securities Trust, 6.22%	1.3%
Athene Global Funding, 2.51%	1.3%
BX Commercial Mortgage Trust, 6.33%	1.3%
ABPCI Direct Lending Fund CLO V Ltd., 6.31%	1.3%
F&G Global Funding, 0.90%	1.2%
Top Ten Total	17.6%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Strategy Fund III
FUND PROFILE (Unaudited)	March 31, 2023

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	36.2%
Corporate Bonds	25.7%
Collateralized Mortgage Obligations	21.3%
Money Market Funds	14.8%
Senior Floating Rate Interests	1.4%
Other Assets & Liabilities, net	0.6%
Net Assets	100.0%

Average Annual Returns
Periods Ended March 31, 2023
	6 Month†	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Strategy Fund III	3.51%	2.26%	1.98%	2.15%
Bloomberg 1-3 Month U.S. Treasury Bill Index	1.99%	2.60%	1.38%	0.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
BCC Middle Market CLO LLC, 6.29%	2.2%
Lake Shore MM CLO III LLC, 6.27%	2.1%
ABPCI Direct Lending Fund CLO VII, LP, 6.25%	2.1%
Athene Global Funding, 5.31%	1.2%
Sound Point CLO XIX Ltd., 5.79%	1.1%
Palmer Square Loan Funding Ltd., 6.23%	1.1%
BX Commercial Mortgage Trust, 6.33%	1.0%
FirstKey Homes Trust, 2.67%	1.0%
OSAT Trust, 2.12%	1.0%
GA Global Funding Trust, 5.91%	1.0%
Top Ten Total	13.8%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

Guggenheim Variable Insurance Strategy Fund III
FUND PROFILE (Unaudited)	March 31, 2023

Portfolio Breakdown	% of Net Assets
Asset-Backed Securities	39.6%
Corporate Bonds	24.1%
Collateralized Mortgage Obligations	22.6%
Money Market Funds	12.4%
Senior Floating Rate Interests	0.7%
Other Assets & Liabilities, net	0.6%
Net Assets	100.0%

Average Annual Returns*
Periods Ended March 31, 2023
	6 Month	1 Year	5 Year	Since Inception (03/11/14)
Guggenheim Variable Insurance Strategy Fund III	3.36%	2.24%	1.87%	2.11%
Bloomberg 1-3 Month U.S. Treasury Bill Index	1.99%	2.60%	1.38%	0.92%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Net asset value (NAV) performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial NAV of $25.00 per share. Returns for periods of less than one year are not annualized.

The Bloomberg 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Ten Largest Holdings	(% of Total Net Assets)
ABPCI Direct Lending Fund CLO VII, LP, 6.25%	2.3%
BCC Middle Market CLO LLC, 6.29%	2.3%
Lake Shore MM CLO III LLC, 6.27%	2.2%
Sound Point CLO XIX Ltd., 5.79%	1.3%
Palmer Square Loan Funding Ltd., 6.23%	1.3%
Athene Global Funding, 2.51%	1.1%
ABPCI Direct Lending Fund CLO V Ltd., 6.31%	1.0%
GA Global Funding Trust, 5.91%	1.0%
BDS Ltd., 5.83%	1.0%
OSAT Trust, 2.12%	1.0%
Top Ten Total	14.5%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2022 and ending March 31, 2023.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund's inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Guggenheim Strategy Fund II	0.12%	3.48%	$1,000.00	$1,034.80	$0.61
Guggenheim Strategy Fund III	0.12%	3.51%	1,000.00	1,035.10	0.61
Guggenheim Variable Insurance Strategy Fund III	0.20%	3.36%	1,000.00	1,033.60	1.01

Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Strategy Fund II	0.12%	5.00%	$1,000.00	$1,024.33	$0.61
Guggenheim Strategy Fund III	0.12%	5.00%	1,000.00	1,024.33	0.61
Guggenheim Variable Insurance Strategy Fund III	0.20%	5.00%	1,000.00	1,023.93	1.01

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
2	Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
3	Actual cumulative return at net asset value for the period September 30, 2022 to March 31, 2023.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MONEY MARKET FUNDS† - 9.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[1]	20,700,806	$ 20,700,806
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.69%[1]	5,360,505	5,360,505
Total Money Market Funds
(Cost $26,061,311)		26,061,311
	Face Amount
ASSET-BACKED SECURITIES†† - 42.5%
Collateralized Loan Obligations - 33.9%
BCC Middle Market CLO LLC
2021-1A A1R, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	$ 7,750,000	7,543,850
Lake Shore MM CLO III LLC
2021-2A A1R, 6.27% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	7,650,000	7,505,856
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.25% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	7,500,000	7,335,579
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.23% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,644,048
2021-2A B, 6.32% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	1,750,000	1,692,871
BXMT Ltd.
2020-FL2 AS, 6.01% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	2,500,000	2,393,348
2020-FL3 AS, 6.42% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	1,750,000	1,691,589
Sound Point CLO XIX Ltd.
2018-1A A, 5.79% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	4,135,000	4,072,387
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.31% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	3,500,000	3,438,007
Woodmont Trust
2020-7A A1A, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	3,050,000	3,022,541
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.11% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	3,000,000	2,958,094
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	2,500,000	2,466,592
MidOcean Credit CLO VII
2020-7A A1R, 5.83% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,463,597	2,440,520
LCCM Trust
2021-FL3 A, 6.13% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	1,400,000	1,350,549
2021-FL2 B, 6.58% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊	1,000,000	939,479
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	2,250,000	2,189,139
CHCP Ltd.
2021-FL1 A, 5.82% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	2,217,143	2,179,999
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.52% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	2,150,000	2,080,125
FS Rialto
2021-FL3 B, 6.53% (1 Month USD LIBOR + 1.80%, Rate Floor: 1.80%) due 11/16/36◊,2	2,000,000	1,893,178
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.22% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	1,900,000	1,862,989

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 42.5% (continued)
Collateralized Loan Obligations - 33.9% (continued)
Shackleton VIII CLO Ltd.
2017-8A A2R, 5.73% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	$ 1,785,050	$1,777,362
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.43% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	1,750,000	1,723,179
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,713,928
Parliament CLO II Ltd.
2021-2A A, 6.27% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	1,741,327	1,712,564
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,700,160
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	1,665,119	1,655,675
Cerberus Loan Funding XXX, LP
2020-3A A, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,500,000	1,485,373
Venture XIV CLO Ltd.
2020-14A ARR, 5.98% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,493,749	1,474,573
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.81% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊,2	1,513,991	1,461,164
BRSP Ltd.
2021-FL1 B, 6.66% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	1,500,000	1,413,553
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.82% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	1,500,000	1,403,976
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 6.34% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	1,400,000	1,374,246
Marathon CLO V Ltd.
2017-5A A2R, 6.37% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,2	1,338,405	1,332,870
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.41% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,250,000	1,216,463
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.41% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	977,049
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.49% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	1,000,000	975,529
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.35% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	1,000,000	973,097
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	880,772	873,099
Wellfleet CLO Ltd.
2020-2A A1R, 5.87% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	826,339	819,501
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.51% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	750,000	721,844

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 42.5% (continued)
Collateralized Loan Obligations - 33.9% (continued)
Denali Capital CLO XI Ltd.
2018-1A A1RR, 5.94% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	$ 710,128	$709,245
LoanCore Issuer Ltd.
2018-CRE1 AS, 6.18% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	521,561	519,399
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.86% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	350,000	339,660
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.47% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	274,171	271,842
Newfleet CLO Ltd.
2018-1A A1R, 5.76% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	99,392	99,321
Total Collateralized Loan Obligations		91,425,412
Financial - 2.1%
Madison Avenue Secured Funding Trust
2023-1, 6.78% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	2,300,000	2,300,000
Station Place Securitization Trust
2022-SP1, 6.70% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,675,000	1,675,000
Madison Avenue Secured Funding Trust
2022-1, 6.70% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,675,000	1,675,000
Total Financial		5,650,000
Whole Business - 1.7%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	2,079,000	2,031,580
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,640,500	1,558,241
Taco Bell Funding LLC
2021-1A, 1.95% due 08/25/51[2]	1,234,375	1,073,374
Total Whole Business		4,663,195
Transport-Container - 1.5%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	2,490,000	2,138,420
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,179,250	1,023,926
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	708,333	605,990
2020-1A, 2.73% due 08/21/45[2]	357,297	329,149
Total Transport-Container		4,097,485
Transport-Aircraft - 1.5%
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	1,575,909	1,556,684
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,160,821	1,004,236
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	944,488	852,967
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	723,088	605,830
Total Transport-Aircraft		4,019,717
Net Lease - 1.4%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,357,581	3,029,009
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	945,648	823,484
Total Net Lease		3,852,493
Single Family Residence - 0.4%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,150,000	1,043,599
Total Asset-Backed Securities
(Cost $118,518,731)		114,751,901

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.6%
Residential Mortgage-Backed Securities - 17.8%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	$ 2,292,891	$2,186,247
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	1,091,819	1,058,731
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	795,297	729,425
2020-NQM1, 1.21% due 05/25/65[2,3]	799,837	720,019
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	579,414	535,982
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,3]	1,693,654	1,520,642
2022-R1, 3.13% due 01/29/70[2,3]	1,200,877	1,072,877
2021-HE1, 5.41% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	402,400	396,567
2021-HE2, 5.41% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	204,501	199,341
PRPM LLC
2021-5, 1.79% due 06/25/26[2,3]	1,405,935	1,321,390
2022-1, 3.72% due 02/25/27[2,3]	1,300,580	1,237,241
2021-8, 1.74% (WAC) due 09/25/26◊,2	620,388	579,566
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,3]	1,453,229	1,337,537
2021-GS4, 1.65% due 11/25/60[2,3]	1,184,303	1,084,372
2021-GS2, 1.75% due 04/25/61[2,3]	570,464	532,401
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,3]	2,227,092	2,036,887
2022-SP1, 5.25% due 07/25/62[2,3]	808,156	795,763
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,3]	1,168,541	1,063,042
2021-6, 1.89% (WAC) due 10/25/66◊,2	732,689	601,577
2019-4, 2.85% due 11/25/59[2,3]	337,107	320,536
2020-1, 2.42% due 01/25/60[2,3]	294,802	278,497
2021-3, 1.44% (WAC) due 06/25/66◊,2	250,757	207,735
2019-4, 2.64% due 11/25/59[2,3]	202,991	193,009
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,550,000	2,488,028
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	1,013,079	944,175
2019-1A, 3.50% (WAC) due 10/25/59◊,2	990,127	910,856
Home Equity Loan Trust
2007-FRE1, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,858,666	1,727,104
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,3]	1,724,509	1,623,746
FKRT
2.21% due 11/30/58†††,4	1,550,000	1,510,107
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	975,730	902,348
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	615,080	596,239
OBX Trust
2023-NQM2, 6.32% due 01/25/62[2,3]	1,485,655	1,492,581
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,618,816	1,465,516
Soundview Home Loan Trust
2006-OPT5, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	1,546,597	1,455,448
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.48% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,402,275	1,340,358
NovaStar Mortgage Funding Trust Series
2007-2, 5.05% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,271,175	1,221,482
GCAT Trust
2022-NQM4, 5.73% due 08/25/67[2,3]	1,241,152	1,215,827
Towd Point Revolving Trust
4.83% due 09/25/64[4]	1,250,000	1,210,938
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	675,645	647,425

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.6% (continued)
Residential Mortgage-Backed Securities - 17.8% (continued)
2017-5, 4.21% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	$ 405,558	$403,760
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,3]	813,329	808,632
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,4	650,524	629,203
2019-RM3, 2.80% (WAC) due 06/25/69◊,4	145,633	140,570
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.42% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	760,478	747,812
Banc of America Funding Trust
2015-R2, 5.11% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	646,980	631,323
Alternative Loan Trust
2007-OA7, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	706,297	581,258
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/36◊	569,200	547,374
HarborView Mortgage Loan Trust
2006-14, 5.06% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	627,964	528,874
Angel Oak Mortgage Trust
2022-1, 3.29% (WAC) due 12/25/66◊,2	600,922	504,082
LSTAR Securities Investment Ltd.
2021-1, 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,4	455,219	446,061
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	374,186	355,377
Morgan Stanley Home Equity Loan Trust
2006-2, 5.41% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	279,907	273,208
CSMC Series
2014-2R, 3.25% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	212,254	209,490
Nationstar Home Equity Loan Trust
2007-B, 5.07% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	164,020	162,628
CIT Mortgage Loan Trust
2007-1, 6.20% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	154,315	153,595
Structured Asset Investment Loan Trust
2005-2, 5.58% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	73,092	72,259
FBR Securitization Trust
2005-2, 5.60% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	60,612	60,195
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	48,354	45,295
Total Residential Mortgage-Backed Securities		48,062,558
Commercial Mortgage-Backed Securities - 5.8%
BX Commercial Mortgage Trust
2021-VOLT, 6.33% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	3,750,000	3,524,315
2022-LP2, 6.39% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	1,021,229	970,717
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.22% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	3,900,000	3,586,891
WMRK Commercial Mortgage Trust
2022-WMRK, 8.26% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,850,000	2,814,268
Citigroup Commercial Mortgage Trust
2018-C6, 0.77% (WAC) due 11/10/51◊,5	48,153,900	1,607,257

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 23.6% (continued)
Commercial Mortgage-Backed Securities - 5.8% (continued)
Life Mortgage Trust
2021-BMR, 6.04% (1 Month Term SOFR + 1.21%, Rate Floor: 1.21%) due 03/15/38◊,2	$ 933,822	$886,955
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.67% (WAC) due 06/15/51◊,5	39,854,187	815,150
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,5	24,647,284	759,235
BXHPP Trust
2021-FILM, 5.78% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	449,689
KKR Industrial Portfolio Trust
2021-KDIP, 5.94% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 12/15/37◊,2	225,000	214,697
Total Commercial Mortgage-Backed Securities		15,629,174
Total Collateralized Mortgage Obligations
(Cost $67,438,424)		63,691,732
CORPORATE BONDS†† - 22.7%
Financial - 10.2%
GA Global Funding Trust
5.91% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,210,636
1.63% due 01/15/26[2]	600,000	544,943
Athene Global Funding
2.51% due 03/08/24[2]	3,700,000	3,569,281
F&G Global Funding
0.90% due 09/20/24[2]	3,450,000	3,225,852
Equinix, Inc.
1.45% due 05/15/26	1,850,000	1,664,659
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[6]	1,650,000	1,617,653
Macquarie Group Ltd.
5.11% due 08/09/26[2,6]	1,600,000	1,590,948
Mitsubishi UFJ Financial Group, Inc.
5.06% due 09/12/25[6]	1,600,000	1,589,011
Assurant, Inc.
6.10% due 02/27/26	1,450,000	1,478,254
Credit Suisse AG NY
6.00% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,550,000	1,472,459
Sumitomo Mitsui Trust Bank Ltd.
4.80% due 09/15/25[2]	1,200,000	1,187,838
Citigroup, Inc.
5.24% (SOFR + 0.69%) due 01/25/26◊	950,000	931,178
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	849,788
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	845,001
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,6]	850,000	825,945
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	900,000	805,500
Mizuho Financial Group, Inc.
5.41% due 09/13/28[6]	800,000	803,462
Capital One Financial Corp.
4.99% due 07/24/26[6]	650,000	626,546
Jefferies Financial Group, Inc.
5.50% due 10/18/23	350,000	349,103
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	250,000	242,868
Total Financial		27,430,925
Consumer, Non-cyclical - 3.4%
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	1,025,989
2.05% due 04/15/26[2]	900,000	798,743
1.15% due 06/07/24[2]	800,000	752,411
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,800,000	1,724,354
Global Payments, Inc.
4.95% due 08/15/27	1,600,000	1,580,601
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	990,300
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	982,590
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28[2]	800,000	772,584
Spectrum Brands, Inc.
5.75% due 07/15/25	350,000	345,514
Block, Inc.
2.75% due 06/01/26	150,000	136,765
Total Consumer, Non-cyclical		9,109,851
Industrial - 3.2%
Graphic Packaging International LLC
0.82% due 04/15/24[2]	2,550,000	2,429,646
Ryder System, Inc.
3.35% due 09/01/25	2,500,000	2,386,340
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	950,000	851,777
TD SYNNEX Corp.
1.25% due 08/09/24	900,000	842,161
Stericycle, Inc.
5.38% due 07/15/24[2]	775,000	769,127
Vontier Corp.
1.80% due 04/01/26	850,000	751,026

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
CORPORATE BONDS†† - 22.7% (continued)
Industrial - 3.2% (continued)
Jabil, Inc.
4.25% due 05/15/27	$ 250,000	$241,149
1.70% due 04/15/26	250,000	224,459
Weir Group plc
2.20% due 05/13/26[2]	200,000	180,176
Total Industrial		8,675,861
Consumer, Cyclical - 1.6%
Warnermedia Holdings, Inc.
3.64% due 03/15/25[2]	2,150,000	2,076,763
6.41% due 03/15/26	800,000	804,039
Hyatt Hotels Corp.
1.80% due 10/01/24	1,200,000	1,136,093
Newell Brands, Inc.
4.45% due 04/01/26	116,000	111,650
6.38% due 09/15/27	84,000	84,778
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2]	100,000	101,074
Total Consumer, Cyclical		4,314,397
Utilities - 1.6%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,550,000	2,594,120
Alexander Funding Trust
1.84% due 11/15/23[2]	1,750,000	1,697,468
Total Utilities		4,291,588
Communications - 1.4%
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,500,000	1,392,943
Crown Castle Towers LLC
3.66% due 05/15/25[2]	1,050,000	1,008,731
T-Mobile USA, Inc.
2.63% due 04/15/26	650,000	606,706
2.25% due 02/15/26	250,000	232,515
Paramount Global
4.75% due 05/15/25	360,000	355,557
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	184,000	171,580
Total Communications		3,768,032
Technology - 0.7%
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,450,000	1,304,301
Infor, Inc.
1.45% due 07/15/23[2]	$ 780,000	$769,222
Total Technology		2,073,523
Energy - 0.6%
Valero Energy Corp.
1.20% due 03/15/24	1,650,000	1,590,826
Total Corporate Bonds
(Cost $64,004,673)		61,255,003
SENIOR FLOATING RATE INTERESTS††,◊ - 0.8%
Technology - 0.4%
Dun & Bradstreet
8.10% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	841,233	838,776
World Wide Technology Holding Co. LLC
8.02% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30†††	250,000	248,750
MACOM Technology Solutions Holdings, Inc.
7.09% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	135,980	134,733
Total Technology		1,222,259
Industrial - 0.3%
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	722,500	748,784
Energy - 0.1%
ITT Holdings LLC
7.67% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28	193,060	187,268
Total Senior Floating Rate Interests
(Cost $2,169,432)		2,158,311
Total Investments - 99.3%
(Cost $278,192,571)		$ 267,918,258
Other Assets & Liabilities, net - 0.7%		1,803,281
Total Net Assets - 100.0%		$ 269,721,539

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.94%	Quarterly	10/26/24	$30,000,000	$1,665,668	$196	$1,665,472
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.65%	Annually	08/10/27	1,600,000	51,300	268	51,032
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.15%	Annually	09/09/27	800,000	9,575	270	9,305
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.24%	Annually	09/14/27	800,000	6,684	270	6,414
								$1,733,227	$1,004	$1,732,223

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Depreciation
Barclays Bank plc	CZK	Sell	11,783	519 USD	05/05/23	$(25)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of March 31, 2023.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $190,532,984 (cost $198,497,710), or 70.6% of total net assets.
3	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2023. See table below for additional step information for each security.
4	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,936,879 (cost $4,050,973), or 1.5% of total net assets — See Note 8.
5	Security is an interest-only strip.
6	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

BofA — Bank of America
CME — Chicago Mercantile Exchange
CZK — Czech Koruna
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

 See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$ 26,061,311	$ —	$ —	$26,061,311
Asset-Backed Securities	—	109,101,901	5,650,000	114,751,901
Collateralized Mortgage Obligations	—	62,181,625	1,510,107	63,691,732
Corporate Bonds	—	61,255,003	—	61,255,003
Senior Floating Rate Interests	—	1,909,561	248,750	2,158,311
Interest Rate Swap Agreements**	—	1,732,223	—	1,732,223
Total Assets	$ 26,061,311	$ 236,180,313	$ 7,408,857	$269,650,481

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 25	$ —	$ 25

** This derivative is reported as unrealized appreciation/depreciation at period end.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 5,650,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	1,510,107	Model Price	Market Comparable Yields	7.6%	—
Senior Floating Rate Interests	248,750	Third Party Pricing	Broker Quote	—	—
Total Assets	$ 7,408,857

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $3,350,000 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Foreign Government Debt	Senior Floating Rate Interests	Total Assets

Beginning Balance	$2,798,292	$1,474,249	$3,134,543	$ -	$7,407,084
Purchases/(Receipts)	2,300,000	-	-	247,500	2,547,500
(Sales, maturities and paydowns)/Fundings	(2,800,000)	-	(3,182,186)	-	(5,982,186)
Amortization of premiums/discounts	-	3	1,108	-	1,111
Total realized gains (losses) included in earnings	-	-	28,457	-	28,457
Total change in unrealized appreciation (depreciation) included in earnings	1,708	35,855	18,078	1,250	56,891
Transfers into Level 3	3,350,000	-	-	-	3,350,000
Ending Balance	$5,650,000	$1,510,107	$ -	$ 248,750	$7,408,857
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$ -	$ 35,855	$ -	$ 1,250	$ 37,105

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT 2022-NQM4 Trust 2022-NQM4, 5.73% due 08/25/67	6.73%	08/01/26	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX 2023-NQM2 Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MONEY MARKET FUNDS† - 14.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[1]	40,411,902	$ 40,411,902
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.69%[1]	7,690,460	7,690,460
Total Money Market Funds
(Cost $48,102,362)		48,102,362
	Face Amount
ASSET-BACKED SECURITIES†† - 36.2%
Collateralized Loan Obligations - 26.6%
BCC Middle Market CLO LLC
2021-1A A1R, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	$7,250,000	7,057,150
Lake Shore MM CLO III LLC
2021-2A A1R, 6.27% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	7,050,000	6,917,161
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.25% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	7,000,000	6,846,540
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.23% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	3,750,000	3,644,048
2021-2A B, 6.32% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	1,250,000	1,209,194
Sound Point CLO XIX Ltd.
2018-1A A, 5.79% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	3,750,000	3,693,217
BXMT Ltd.
2020-FL2 AS, 6.01% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	2,250,000	2,154,013
2020-FL3 AS, 6.42% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	1,250,000	1,208,278
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.31% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	3,000,000	2,946,863
Parliament CLO II Ltd.
2021-2A A, 6.27% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	2,985,132	2,935,823
Woodmont Trust
2020-7A A1A, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	2,850,000	2,824,342
BRSP Ltd.
2021-FL1 B, 6.66% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	2,750,000	2,591,513
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.11% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	2,500,000	2,465,079
LCCM Trust
2021-FL3 A, 6.13% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	1,300,000	1,254,081
2021-FL2 B, 6.58% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 12/13/38◊	1,000,000	939,479
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	2,250,000	2,189,139
BDS Ltd.
2021-FL7 A, 5.83% (1 Month USD LIBOR + 1.07%, Rate Floor: 1.07%) due 06/16/36◊,2	1,250,000	1,215,018
2021-FL8 C, 6.31% (1 Month USD LIBOR + 1.55%, Rate Floor: 1.55%) due 01/18/36◊,2	1,000,000	932,336
MidOcean Credit CLO VII
2020-7A A1R, 5.83% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	2,052,998	2,033,767
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	2,000,000	1,973,274

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 36.2% (continued)
Collateralized Loan Obligations - 26.6% (continued)
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.22% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	$1,800,000	$1,764,937
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	1,750,000	1,713,928
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	1,750,000	1,700,160
CHCP Ltd.
2021-FL1 A, 5.82% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	1,612,468	1,585,454
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	1,557,692	1,548,857
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.43% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	1,500,000	1,477,011
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.52% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	1,500,000	1,451,250
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 6.34% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	1,350,000	1,325,166
Venture XIV CLO Ltd.
2020-14A ARR, 5.98% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	1,307,031	1,290,251
Cerberus Loan Funding XXX, LP
2020-3A A, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,250,000	1,237,810
Shackleton VIII CLO Ltd.
2017-8A A2R, 5.73% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27◊,2	1,190,033	1,184,908
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.82% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	1,250,000	1,169,980
HERA Commercial Mortgage Ltd.
2021-FL1 A, 5.81% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 02/18/38◊,2	1,081,422	1,043,689
Voya CLO Ltd.
2020-1A AR, 5.85% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31◊,2	1,000,000	988,056
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.41% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	977,049
NewStar Fairfield Fund CLO Ltd.
2018-2A A1N, 6.08% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30◊,2	989,329	976,376
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.41% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	973,170
Greystone Commercial Real Estate Notes
2021-FL3 B, 6.59% (1 Month Term SOFR + 1.76%, Rate Floor: 1.65%) due 07/15/39◊,2	1,000,000	965,674
Cerberus Loan Funding XXXI, LP
2021-1A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/15/32◊,2	880,772	873,099
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.49% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	750,000	731,647

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 36.2% (continued)
Collateralized Loan Obligations - 26.6% (continued)
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.35% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	$750,000	$729,823
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.51% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	750,000	721,844
Wellfleet CLO Ltd.
2020-2A A1R, 5.87% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	661,071	655,600
Denali Capital CLO XI Ltd.
2018-1A A1RR, 5.94% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	603,609	602,858
Marathon CLO V Ltd.
2017-5A A2R, 6.37% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27◊,2	569,534	567,179
LoanCore Issuer Ltd.
2018-CRE1 AS, 6.18% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	521,561	519,399
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.86% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	300,000	291,137
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 6.47% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30◊,2	228,476	226,535
Newfleet CLO Ltd.
2018-1A A1R, 5.76% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	99,392	99,320
Total Collateralized Loan Obligations		86,422,482
Whole Business - 2.7%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	2,073,500	2,024,586
2021-1A, 1.95% due 08/25/51[2]	1,234,375	1,073,374
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	1,980,000	1,934,838
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	1,754,370	1,666,401
Domino's Pizza Master Issuer LLC
2018-1A, 4.33% due 07/25/48[2]	1,196,875	1,134,731
2018-1A, 4.12% due 07/25/48[2]	478,750	458,921
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[2]	444,375	389,515
Total Whole Business		8,682,366
Financial - 1.8%
Madison Avenue Secured Funding Trust
2023-1, 6.78% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	2,700,000	2,700,000
2022-1, 6.70% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,600,000	1,600,000
Station Place Securitization Trust
2022-SP1, 6.70% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	1,600,000	1,600,000
Total Financial		5,900,000
Transport-Aircraft - 1.2%
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	1,772,897	1,751,270
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,022,628	884,684
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	787,073	710,806
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	723,088	605,830
Total Transport-Aircraft		3,952,590
Net Lease - 1.2%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,638,100	2,379,936

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 36.2% (continued)
Net Lease - 1.2% (continued)
New Economy Assets Phase 1 Sponsor LLC
2021-1, 1.91% due 10/20/61[2]	$1,000,000	$862,296
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	709,236	617,613
Total Net Lease		3,859,845
Transport-Container - 1.1%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	1,867,500	1,603,815
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	1,493,717	1,296,973
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	583,333	499,051
2020-1A, 2.73% due 08/21/45[2]	321,567	296,234
Total Transport-Container		3,696,073
Single Family Residence - 1.0%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	3,550,000	3,221,544
Collateralized Debt Obligations - 0.6%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	2,250,000	1,977,145
Total Asset-Backed Securities
(Cost $121,757,823)		117,712,045
CORPORATE BONDS†† - 25.7%
Financial - 12.4%
Athene Global Funding
5.31% (SOFR Compounded Index + 0.56%) due 08/19/24◊,2	3,850,000	3,776,820
GA Global Funding Trust
5.91% (SOFR + 1.36%) due 04/11/25◊,2	3,300,000	3,210,636
1.63% due 01/15/26[2]	450,000	408,707
Credit Suisse AG NY
6.00% (SOFR Compounded Index + 1.26%) due 02/21/25◊	1,850,000	1,757,451
5.08% (SOFR Compounded Index + 0.39%) due 02/02/24◊	1,750,000	1,698,185
F&G Global Funding
0.90% due 09/20/24[2]	3,250,000	3,038,846
Morgan Stanley
0.73% due 04/05/24[3]	1,350,000	1,349,609
5.50% (SOFR + 0.95%) due 02/18/26◊	950,000	935,541
Bank of America Corp.
5.24% (SOFR + 0.69%) due 04/22/25◊	2,100,000	2,077,635
Ameriprise Financial, Inc.
3.00% due 04/02/25	2,000,000	1,923,296
Macquarie Bank Ltd.
3.23% due 03/21/25[2]	1,950,000	1,892,406
American Express Co.
5.73% (SOFR + 0.93%) due 03/04/25◊	1,800,000	1,789,480
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	1,800,000	1,712,358
Assurant, Inc.
6.10% due 02/27/26	1,650,000	1,682,151
Macquarie Group Ltd.
1.20% due 10/14/25[2,3]	1,700,000	1,584,089
Equinix, Inc.
1.45% due 05/15/26	1,500,000	1,349,724
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	1,350,000	1,323,535
Goldman Sachs Group, Inc.
5.24% (SOFR + 0.70%) due 01/24/25◊	1,000,000	988,978
Citigroup, Inc.
5.24% (SOFR + 0.69%) due 01/25/26◊	950,000	931,178
Jackson National Life Global Funding
1.75% due 01/12/25[2]	950,000	889,400
American Equity Investment Life Holding Co.
5.00% due 06/15/27	850,000	849,789
FS KKR Capital Corp.
4.25% due 02/14/25[2]	900,000	845,001
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	800,000	777,360
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	850,000	760,750
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	750,000	751,928
Capital One Financial Corp.
4.99% due 07/24/26[3]	750,000	722,938
Jefferies Financial Group, Inc.
5.50% due 10/18/23	350,000	349,103
Brighthouse Financial Global Funding
5.32% (SOFR + 0.76%) due 04/12/24◊,2	300,000	296,227
Iron Mountain, Inc.
5.00% due 07/15/28[2]	275,000	255,887
Nordea Bank Abp
5.89% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	200,000	199,803

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
CORPORATE BONDS†† - 25.7% (continued)
Financial - 12.4% (continued)
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	$200,000	$194,294
Total Financial		40,323,105
Industrial - 3.3%
Boeing Co.
1.95% due 02/01/24	3,050,000	2,960,844
1.43% due 02/04/24	950,000	917,845
Ryder System, Inc.
3.35% due 09/01/25	1,700,000	1,622,711
3.75% due 06/09/23	700,000	697,433
Graphic Packaging International LLC
0.82% due 04/15/24[2]	1,950,000	1,857,964
TD SYNNEX Corp.
1.25% due 08/09/24	850,000	795,374
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	750,000	672,456
Vontier Corp.
1.80% due 04/01/26	650,000	574,314
Stericycle, Inc.
5.38% due 07/15/24[2]	350,000	347,348
Weir Group plc
2.20% due 05/13/26[2]	200,000	180,176
Jabil, Inc.
1.70% due 04/15/26	200,000	179,567
Total Industrial		10,806,032
Consumer, Non-cyclical - 2.5%
Triton Container International Ltd.
0.80% due 08/01/23[2]	1,050,000	1,025,989
1.15% due 06/07/24[2]	700,000	658,360
2.05% due 04/15/26[2]	700,000	621,244
Global Payments, Inc.
1.50% due 11/15/24	1,800,000	1,695,626
Element Fleet Management Corp.
1.60% due 04/06/24[2]	1,350,000	1,293,266
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	1,050,000	990,300
IQVIA, Inc.
5.00% due 05/15/27[2]	1,000,000	982,590
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[2]	501,000	467,735
Spectrum Brands, Inc.
5.75% due 07/15/25	300,000	296,155
Block, Inc.
2.75% due 06/01/26	100,000	91,176
Total Consumer, Non-cyclical		8,122,441
Communications - 1.8%
eBay, Inc.
1.40% due 05/10/26	1,500,000	1,362,772
FactSet Research Systems, Inc.
2.90% due 03/01/27	1,450,000	1,346,512
Crown Castle Towers LLC
3.66% due 05/15/25[2]	1,250,000	1,200,870
Rogers Communications, Inc.
2.95% due 03/15/25[2]	900,000	866,687
T-Mobile USA, Inc.
2.63% due 04/15/26	500,000	466,697
2.25% due 02/15/26	200,000	186,012
Paramount Global
4.75% due 05/15/25	330,000	325,927
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	152,000	141,740
Total Communications		5,897,217
Technology - 1.7%
Microchip Technology, Inc.
2.67% due 09/01/23	1,820,000	1,794,469
Infor, Inc.
1.45% due 07/15/23[2]	1,470,000	1,449,689
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	1,350,000	1,214,349
Skyworks Solutions, Inc.
0.90% due 06/01/23	1,000,000	991,599
Total Technology		5,450,106
Utilities - 1.5%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	2,750,000	2,797,580
Alexander Funding Trust
1.84% due 11/15/23[2]	1,350,000	1,309,476
ONE Gas, Inc.
1.10% due 03/11/24	946,000	908,490
Total Utilities		5,015,546
Consumer, Cyclical - 1.3%
Warnermedia Holdings, Inc.
3.64% due 03/15/25[2]	2,150,000	2,076,763
6.41% due 03/15/26	1,150,000	1,155,806
Hyatt Hotels Corp.
1.80% due 10/01/24	1,150,000	1,088,756
Total Consumer, Cyclical		4,321,325
Energy - 1.0%
Enbridge, Inc.
5.36% (SOFR Compounded Index + 0.63%) due 02/16/24◊	1,850,000	1,836,341
Valero Energy Corp.
1.20% due 03/15/24	1,350,000	1,301,585
Total Energy		3,137,926
Basic Materials - 0.2%
Alcoa Nederland Holding BV
5.50% due 12/15/27[2]	700,000	691,264
Total Corporate Bonds
(Cost $87,216,815)		83,764,962
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.3%
Residential Mortgage-Backed Securities - 17.4%
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	3,020,702	2,873,591

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.3% (continued)
Residential Mortgage-Backed Securities - 17.4% (continued)
2021-5, 1.79% due 06/25/26[2,4]	$1,205,087	$1,132,620
2021-8, 1.74% (WAC) due 09/25/26◊,2	585,922	547,368
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	1,801,557	1,717,765
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	779,870	756,237
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	795,297	729,425
2020-NQM1, 1.21% due 05/25/65[2,4]	656,583	591,061
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	579,414	535,982
BRAVO Residential Funding Trust
2021-C, 1.62% due 03/01/61[2,4]	2,634,573	2,365,444
2022-R1, 3.13% due 01/29/70[2,4]	1,200,877	1,072,877
2021-HE1, 5.41% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	312,978	308,441
2021-HE2, 5.41% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	178,939	174,423
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,4]	1,775,105	1,758,427
2022-NQM3, 4.35% (WAC) due 04/25/67◊,2	1,736,263	1,605,131
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	3,410,695	3,211,409
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	925,095	841,575
2021-6, 1.89% (WAC) due 10/25/66◊,2	732,689	601,577
2021-5, 1.37% (WAC) due 09/25/66◊,2	737,129	577,296
2019-4, 2.85% due 11/25/59[2,4]	337,107	320,536
2021-4, 1.35% (WAC) due 07/25/66◊,2	345,445	271,607
2020-1, 2.42% due 01/25/60[2,4]	245,668	232,081
2019-4, 2.64% due 11/25/59[2,4]	180,437	171,563
2021-3, 1.44% (WAC) due 06/25/66◊,2	195,033	161,571
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	2,598,274	2,376,368
2022-SP1, 5.25% due 07/25/62[2,4]	760,618	748,953
Legacy Mortgage Asset Trust
2021-GS4, 1.65% due 11/25/60[2,4]	1,184,303	1,084,372
2021-GS3, 1.75% due 07/25/61[2,4]	1,170,657	1,077,461
2021-GS2, 1.75% due 04/25/61[2,4]	456,371	425,921
Angel Oak Mortgage Trust
2021-6, 1.71% (WAC) due 09/25/66◊,2	1,280,206	986,462
2023-1, 4.75% due 09/26/67[2,4]	789,597	749,922
2022-1, 3.29% (WAC) due 12/25/66◊,2	600,922	504,082
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,150,000	2,097,749
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	853,119	795,095
2019-1A, 3.50% (WAC) due 10/25/59◊,2	832,607	765,947
2017-5A, 6.35% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57◊,2	289,865	282,484
OBX Trust
2023-NQM2, 6.32% due 01/25/62[2,4]	1,485,655	1,492,581
2022-NQM9, 6.45% due 09/25/62[2,4]	339,137	339,735
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/36◊	1,587,141	1,526,405
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	1,618,816	1,465,516
Home Equity Loan Trust
2007-FRE1, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,568,736	1,457,696
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.48% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	1,489,918	1,424,130
FKRT
2.21% due 11/30/58†††,5	1,450,000	1,412,681

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.3% (continued)
Residential Mortgage-Backed Securities - 17.4% (continued)
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	$975,730	$902,348
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	476,191	461,604
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	561,922	538,453
2017-6, 2.75% (WAC) due 10/25/57◊,2	455,262	433,238
2017-5, 4.21% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	341,184	339,671
Towd Point Revolving Trust
4.83% due 09/25/64[5]	1,250,000	1,210,938
NovaStar Mortgage Funding Trust Series
2007-2, 5.05% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	1,035,772	995,281
Soundview Home Loan Trust
2006-OPT5, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	1,031,798	970,989
HarborView Mortgage Loan Trust
2006-14, 5.06% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	1,036,141	872,642
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,4]	813,329	808,632
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.58% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	799,353	774,542
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68◊,5	650,524	629,203
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	145,633	140,570
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.42% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	616,249	605,986
Encore Credit Receivables Trust
2005-2, 5.58% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35◊	577,026	559,825
Banc of America Funding Trust
2015-R2, 5.11% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37◊,2	545,889	532,679
Alternative Loan Trust
2007-OA7, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 05/25/47◊	588,581	484,381
LSTAR Securities Investment Ltd.
2021-1, 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,5	455,219	446,061
Nationstar Home Equity Loan Trust
2007-B, 5.07% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37◊	333,087	330,260
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	332,610	315,891
Morgan Stanley Home Equity Loan Trust
2006-2, 5.41% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36◊	235,121	229,495
CSMC Series
2014-2R, 3.25% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	154,055	152,049
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WHQ3, 5.79% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35◊	142,426	140,387
CIT Mortgage Loan Trust
2007-1, 6.20% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	96,857	96,406
FBR Securitization Trust
2005-2, 5.60% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	60,612	60,195

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.3% (continued)
Residential Mortgage-Backed Securities - 17.4% (continued)
Structured Asset Investment Loan Trust
2005-2, 5.58% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	$42,637	$42,151
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	40,295	37,746
Total Residential Mortgage-Backed Securities		56,683,190
Commercial Mortgage-Backed Securities - 3.9%
BX Commercial Mortgage Trust
2021-VOLT, 6.33% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	3,500,000	3,289,361
2022-LP2, 6.39% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	974,809	926,593
WMRK Commercial Mortgage Trust
2022-WMRK, 8.26% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	2,900,000	2,863,642
Morgan Stanley Capital I Trust
2018-H3, 0.82% (WAC) due 07/15/51◊,6	51,465,300	1,505,916
Citigroup Commercial Mortgage Trust
2018-C6, 0.77% (WAC) due 11/10/51◊,6	42,592,051	1,421,616
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.22% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	850,000	781,758
Life Mortgage Trust
2021-BMR, 6.04% (1 Month Term SOFR + 1.21%, Rate Floor: 1.21%) due 03/15/38◊,2	737,228	700,228
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.67% (WAC) due 06/15/51◊,6	26,635,420	544,782
BXHPP Trust
2021-FILM, 5.78% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	500,000	449,690
KKR Industrial Portfolio Trust
2021-KDIP, 5.94% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 12/15/37◊,2	187,500	178,914
Total Commercial Mortgage-Backed Securities		12,662,500
Total Collateralized Mortgage Obligations
(Cost $73,444,254)		69,345,690
SENIOR FLOATING RATE INTERESTS††,◊ - 1.4%
Technology - 0.5%
Dun & Bradstreet
8.10% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	667,242	665,293
CoreLogic, Inc.
8.38% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	691,228	587,793
World Wide Technology Holding Co. LLC
8.02% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30†††	300,000	298,500
MACOM Technology Solutions Holdings, Inc.
7.09% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	226,282	224,207
Total Technology		1,775,793
Consumer, Non-cyclical - 0.3%
Elanco Animal Health, Inc.
6.41% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 08/02/27	678,964	663,205
Agiliti
7.44% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 01/04/26	295,385	293,908
Total Consumer, Non-cyclical		957,113
Industrial - 0.2%
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	680,000	704,738
Energy - 0.2%
ITT Holdings LLC
7.67% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28	678,665	658,305
Basic Materials - 0.1%
Messer Industries USA, Inc.
7.66% (3 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 03/02/26	296,910	295,889

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 1.4% (continued)
Communications - 0.1%
CSC Holdings LLC
6.93% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 07/17/25	$185,582	$176,613
Total Senior Floating Rate Interests
(Cost $4,713,015)		4,568,451
Total Investments - 99.4%
(Cost $335,234,269)		$ 323,493,510
Other Assets & Liabilities, net - 0.6%		2,057,954
Total Net Assets - 100.0%		$ 325,551,464

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$28,300,000	$655,896	$59	$655,837
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	3,000,000	381,867	258	381,609
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	1,800,000	86,137	196	85,941
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.79%	Annually	02/17/27	1,360,000	85,240	237	85,003
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	980,000	63,506	237	63,269
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.47%	Annually	02/02/27	850,000	62,420	233	62,187
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	2.72%	Annually	06/07/27	1,800,000	52,785	258	52,527
								$1,387,851	$1,478	$1,386,373

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of March 31, 2023.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $200,961,964 (cost $209,806,744), or 61.7% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2023. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,839,453 (cost $3,950,973), or 1.2% of total net assets — See Note 8.
6	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

 See Sector Classification in Other Information section.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$ 48,102,362	$ —	$ —	$ 48,102,362
Asset-Backed Securities	—	111,812,045	5,900,000	117,712,045
Corporate Bonds	—	83,764,962	—	83,764,962
Collateralized Mortgage Obligations	—	67,933,009	1,412,681	69,345,690
Senior Floating Rate Interests	—	4,269,951	298,500	4,568,451
Interest Rate Swap Agreements**	—	1,386,373	—	1,386,373
Total Assets	$ 48,102,362	$ 269,166,340	$ 7,611,181	$ 324,879,883

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 5,900,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	1,412,681	Model Price	Market Comparable Yields	7.6%	—
Senior Floating Rate Interests	298,500	Third Party Pricing	Broker Quote	—	—
Total Assets	$ 7,611,181

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $3,200,000 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Foreign Government Debt	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,748,291	$1,379,136	$3,083,869	$ -	$7,211,296	$ (817)
Purchases/(Receipts)	2,700,000	-	-	297,000	2,997,000	-
(Sales, maturities and paydowns)/Fundings	(2,750,000)	-	(3,130,742)	-	(5,880,742)	308
Amortization of premiums/discounts	-	4	1,090	-	1,094	-
Total realized gains (losses) included in earnings	-	-	27,997	-	27,997	(226)
Total change in unrealized appreciation (depreciation) included in earnings	1,709	33,541	17,786	1,500	54,536	735
Transfers into Level 3	3,200,000	-	-	-	3,200,000	-
Ending Balance	$5,900,000	$1,412,681	$ -	$ 298,500	$7,611,181	$ -
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$ -	$ 33,541	$ -	$ 1,500	$ 35,041	$ -

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Shares	Value
MONEY MARKET FUNDS† - 12.4%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 4.43%[1]	11,902,559	$ 11,902,559
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 4.69%[1]	2,769,534	2,769,534
Total Money Market Funds
(Cost $14,672,093)		14,672,093
	Face Amount
ASSET-BACKED SECURITIES†† - 39.6%
Collateralized Loan Obligations - 29.7%
ABPCI Direct Lending Fund CLO VII, LP
2021-7A A1R, 6.25% (3 Month USD LIBOR + 1.43%, Rate Floor: 1.43%) due 10/20/31◊,2	$2,750,000	2,689,712
BCC Middle Market CLO LLC
2021-1A A1R, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 10/15/33◊,2	2,750,000	2,676,850
Lake Shore MM CLO III LLC
2021-2A A1R, 6.27% (3 Month USD LIBOR + 1.48%, Rate Floor: 1.48%) due 10/17/31◊,2	2,700,000	2,649,126
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.23% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,2	1,500,000	1,457,619
2021-2A B, 6.32% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 05/20/29◊,2	750,000	725,516
BXMT Ltd.
2020-FL2 AS, 6.01% (1 Month Term SOFR + 1.26%, Rate Floor: 1.15%) due 02/15/38◊	1,000,000	957,339
2020-FL3 AS, 6.42% (30 Day Average SOFR + 1.86%, Rate Floor: 1.75%) due 11/15/37◊,2	750,000	724,967
Sound Point CLO XIX Ltd.
2018-1A A, 5.79% (3 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 04/15/31◊,2	1,500,000	1,477,287
ABPCI Direct Lending Fund CLO V Ltd.
2021-5A A1R, 6.31% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 04/20/31◊,2	1,250,000	1,227,860
BDS Ltd.
2021-FL7 A, 5.83% (1 Month USD LIBOR + 1.07%, Rate Floor: 1.07%) due 06/16/36◊,2	1,250,000	1,215,018
Woodmont Trust
2020-7A A1A, 6.69% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 01/15/32◊,2	1,100,000	1,090,097
KVK CLO 2013-1 Ltd.
2017-1A BR, 6.24% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28◊,2	1,054,838	1,052,868
Cerberus Loan Funding XXX, LP
2020-3A A, 6.64% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33◊,2	1,000,000	990,248
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.11% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31◊,2	1,000,000	986,031
Cerberus Loan Funding XXXII, LP
2021-2A A, 6.41% (3 Month USD LIBOR + 1.62%, Rate Floor: 1.62%) due 04/22/33◊,2	1,000,000	977,048
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 6.41% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 04/20/32◊,2	1,000,000	973,170
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.09% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31◊,2	850,000	838,641
MidOcean Credit CLO VII
2020-7A A1R, 5.83% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29◊,2	821,199	813,507
CHCP Ltd.
2021-FL1 A, 5.82% (1 Month Term SOFR + 1.16%, Rate Floor: 1.05%) due 02/15/38◊,2	806,234	792,727

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 39.6% (continued)
Collateralized Loan Obligations - 29.7% (continued)
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 6.43% (3 Month USD LIBOR + 1.61%, Rate Floor: 1.61%) due 07/25/33◊,2	$750,000	$738,505
Cerberus Loan Funding XXXV, LP
2021-5A A, 6.29% (3 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 09/22/33◊,2	750,000	734,541
Golub Capital Partners CLO 49M Ltd.
2021-49A AR, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/26/33◊,2	750,000	729,713
Golub Capital Partners CLO 54M, LP
2021-54A A, 6.34% (3 Month USD LIBOR + 1.53%, Rate Floor: 1.53%) due 08/05/33◊,2	750,000	728,640
Owl Rock CLO IV Ltd.
2021-4A A1R, 6.52% (3 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 08/20/33◊,2	750,000	725,625
ABPCI Direct Lending Fund IX LLC
2021-9A A1R, 6.22% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/18/31◊,2	700,000	686,364
Cerberus Loan Funding XXXVI, LP
2021-6A A, 6.19% (3 Month USD LIBOR + 1.40%, Rate Floor: 1.40%) due 11/22/33◊,2	590,849	587,498
Venture XIV CLO Ltd.
2020-14A ARR, 5.98% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29◊,2	560,156	552,965
Carlyle GMS Finance MM CLO LLC
2018-1A A11R, 6.34% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 10/15/31◊,2	500,000	490,802
Parliament CLO II Ltd.
2021-2A A, 6.27% (3 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 08/20/32◊,2	497,522	489,304
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 6.49% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 04/15/33◊,2	500,000	487,765
Cerberus Loan Funding XXXIII, LP
2021-3A A, 6.35% (3 Month USD LIBOR + 1.56%, Rate Floor: 1.56%) due 07/23/33◊,2	500,000	486,549
LCCM Trust
2021-FL3 A, 6.13% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 11/15/38◊,2	500,000	482,339
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 6.51% (3 Month USD LIBOR + 1.70%, Rate Floor: 1.70%) due 07/20/33◊,2	500,000	481,229
HERA Commercial Mortgage Ltd.
2021-FL1 B, 6.36% (1 Month USD LIBOR + 1.60%, Rate Floor: 1.60%) due 02/18/38◊,2	500,000	471,641
BRSP Ltd.
2021-FL1 B, 6.66% (1 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 08/19/38◊,2	500,000	471,184
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 6.82% (3 Month USD LIBOR + 1.86%, Rate Floor: 1.86%) due 08/25/33◊,2	500,000	467,992
Wellfleet CLO Ltd.
2020-2A A1R, 5.87% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29◊,2	330,535	327,800
LoanCore Issuer Ltd.
2018-CRE1 AS, 6.18% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28◊,2	260,780	259,700
Denali Capital CLO XI Ltd.
2018-1A A1RR, 5.94% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28◊,2	248,545	248,236

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
ASSET-BACKED SECURITIES†† - 39.6% (continued)
Collateralized Loan Obligations - 29.7% (continued)
ACRE Commercial Mortgage Ltd.
2021-FL4 AS, 5.86% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 12/18/37◊,2	$250,000	$242,614
Newfleet CLO Ltd.
2018-1A A1R, 5.76% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28◊,2	33,131	33,107
Total Collateralized Loan Obligations		35,239,744
Whole Business - 2.2%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[2]	754,000	736,213
2021-1A, 1.95% due 08/25/51[2]	493,750	429,350
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[2]	792,000	773,935
DB Master Finance LLC
2019-1A, 4.02% due 05/20/49[2]	675,500	641,628
Total Whole Business		2,581,126
Financial - 2.0%
Madison Avenue Secured Funding Trust
2023-1, 6.78% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/04/24◊,†††,2	1,150,000	1,150,000
2022-1, 6.70% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	600,000	600,000
Station Place Securitization Trust
2022-SP1, 6.70% (1 Month Term SOFR + 1.85%, Rate Floor: 0.00%) due 10/12/23◊,†††,2	600,000	600,000
Total Financial		2,350,000
Transport-Aircraft - 1.3%
Raspro Trust
2005-1A, 5.17% (3 Month USD LIBOR + 0.93%, Rate Floor: 0.93%) due 03/23/24◊,2	689,460	681,050
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	723,088	605,830
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	314,829	284,322
Total Transport-Aircraft		1,571,202
Transport-Container - 1.3%
Triton Container Finance VIII LLC
2021-1A, 1.86% due 03/20/46[2]	830,000	712,807
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[2]	550,317	477,832
Textainer Marine Containers VII Ltd.
2021-1A, 1.68% due 02/20/46[2]	250,000	213,879
2020-1A, 2.73% due 08/21/45[2]	178,649	164,574
Total Transport-Container		1,569,092
Net Lease - 1.1%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,199,136	1,081,789
CF Hippolyta Issuer LLC
2021-1A, 1.98% due 03/15/61[2]	283,694	247,045
Total Net Lease		1,328,834
Single Family Residence - 1.0%
FirstKey Homes Trust
2020-SFR2, 2.67% due 10/19/37[2]	1,300,000	1,179,720
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[2]	1,250,000	1,098,414
Total Asset-Backed Securities
(Cost $48,458,649)		46,918,132
CORPORATE BONDS†† - 24.1%
Financial - 10.9%
GA Global Funding Trust
5.91% (SOFR + 1.36%) due 04/11/25◊,2	1,250,000	1,216,150
1.63% due 01/15/26[2]	200,000	181,648
Athene Global Funding
2.51% due 03/08/24[2]	1,400,000	1,350,539
F&G Global Funding
0.90% due 09/20/24[2]	1,250,000	1,168,787
Capital One Financial Corp.
6.08% (SOFR + 1.35%) due 05/09/25◊	750,000	737,892
American Express Co.
5.73% (SOFR + 0.93%) due 03/04/25◊	700,000	695,909

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
CORPORATE BONDS†† - 24.1% (continued)
Financial - 10.9% (continued)
Sumitomo Mitsui Trust Bank Ltd.
2.55% due 03/10/25[2]	$700,000	$665,917
Assurant, Inc.
6.10% due 02/27/26	600,000	611,691
Macquarie Group Ltd.
5.11% due 08/09/26[2,3]	600,000	596,606
First-Citizens Bank & Trust Co.
3.93% due 06/19/24[3]	600,000	588,238
Equinix, Inc.
1.45% due 05/15/26	650,000	584,880
Credit Suisse AG NY
6.00% (SOFR Compounded Index + 1.26%) due 02/21/25◊	600,000	569,984
Bank of Nova Scotia
5.78% (SOFR Compounded Index + 0.96%) due 03/11/24◊	350,000	350,770
Morgan Stanley
5.50% (SOFR + 0.95%) due 02/18/26◊	350,000	344,673
Citigroup, Inc.
5.24% (SOFR + 0.69%) due 01/25/26◊	350,000	343,065
FS KKR Capital Corp.
4.25% due 02/14/25[2]	350,000	328,611
Jackson National Life Global Funding
1.75% due 01/12/25[2]	350,000	327,674
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
2.88% due 10/15/26[2]	350,000	313,250
Mizuho Financial Group, Inc.
5.41% due 09/13/28[3]	300,000	301,298
American Equity Investment Life Holding Co.
5.00% due 06/15/27	300,000	299,925
Cooperatieve Rabobank UA
4.66% due 08/22/28[2,3]	300,000	291,510
Mitsubishi UFJ Financial Group, Inc.
5.72% due 02/20/26[3]	250,000	250,643
Nordea Bank Abp
5.89% (3 Month USD LIBOR + 0.94%) due 08/30/23◊,2	250,000	249,754
Jefferies Financial Group, Inc.
5.50% due 10/18/23	150,000	149,616
Brighthouse Financial Global Funding
5.32% (SOFR + 0.76%) due 04/12/24◊,2	150,000	148,113
Iron Mountain, Inc.
5.00% due 07/15/28[2]	125,000	116,313
Peachtree Corners Funding Trust
3.98% due 02/15/25[2]	100,000	97,147
Total Financial		12,880,603
Consumer, Non-cyclical - 3.6%
Triton Container International Ltd.
0.80% due 08/01/23[2]	350,000	341,996
1.15% due 06/07/24[2]	300,000	282,154
2.05% due 04/15/26[2]	300,000	266,248
Global Payments, Inc.
1.50% due 11/15/24	700,000	659,410
Element Fleet Management Corp.
1.60% due 04/06/24[2]	650,000	622,683
Bio-Rad Laboratories, Inc.
3.30% due 03/15/27	400,000	377,257
Constellation Brands, Inc.
3.60% due 05/09/24	350,000	345,462
IQVIA, Inc.
5.00% due 05/15/27[2]	350,000	343,907
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
5.13% due 02/01/28[2]	300,000	289,719
CVS Health Corp.
4.00% due 12/05/23	250,000	248,262
Stryker Corp.
3.38% due 05/15/24	250,000	245,190
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	148,077
Block, Inc.
2.75% due 06/01/26	100,000	91,177
Total Consumer, Non-cyclical		4,261,542
Industrial - 2.7%
Ryder System, Inc.
3.35% due 09/01/25	800,000	763,629
3.75% due 06/09/23	300,000	298,899
Graphic Packaging International LLC
0.82% due 04/15/24[2]	900,000	857,522
TD SYNNEX Corp.
1.25% due 08/09/24	350,000	327,507
Silgan Holdings, Inc.
1.40% due 04/01/26[2]	350,000	313,813
Vontier Corp.
1.80% due 04/01/26	300,000	265,068
Weir Group plc
2.20% due 05/13/26[2]	200,000	180,176
Stericycle, Inc.
5.38% due 07/15/24[2]	150,000	148,863
Jabil, Inc.
1.70% due 04/15/26	100,000	89,784
Total Industrial	3,245,261

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Face Amount	Value

CORPORATE BONDS†† - 24.1% (continued)

Technology - 1.9%
Microchip Technology, Inc.
2.67% due 09/01/23	720,000	709,900
Infor, Inc.
1.45% due 07/15/23[2]	690,000	680,466
CDW LLC / CDW Finance Corp.
2.67% due 12/01/26	550,000	494,735
Skyworks Solutions, Inc.
0.90% due 06/01/23	400,000	396,639
Total Technology		2,281,740
Utilities - 1.6%
NextEra Energy Capital Holdings, Inc.
6.05% due 03/01/25	1,000,000	1,017,302
Alexander Funding Trust
1.84% due 11/15/23[2]	650,000	630,488
OGE Energy Corp.
0.70% due 05/26/23	250,000	248,245
Total Utilities		1,896,035
Communications - 1.5%
FactSet Research Systems, Inc.
2.90% due 03/01/27	550,000	510,746
Crown Castle Towers LLC
3.66% due 05/15/25[2]	450,000	432,313
Rogers Communications, Inc.
2.95% due 03/15/25[2]	350,000	337,045
T-Mobile USA, Inc.
2.63% due 04/15/26	200,000	186,679
2.25% due 02/15/26	100,000	93,006
Paramount Global
4.75% due 05/15/25	132,000	130,371
Cogent Communications Group, Inc.
3.50% due 05/01/26[2]	65,000	60,612
Total Communications		1,750,772
Consumer, Cyclical - 1.4%
Warnermedia Holdings, Inc.
3.64% due 03/15/25[2]	850,000	821,046
6.41% due 03/15/26	350,000	351,767
Hyatt Hotels Corp.
1.80% due 10/01/24	450,000	426,035
Total Consumer, Cyclical		1,598,848
Energy - 0.5%
Valero Energy Corp.
1.20% due 03/15/24	650,000	626,689
Total Corporate Bonds
(Cost $29,711,313)		28,541,490
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6%
Residential Mortgage-Backed Securities - 18.0%
CSMC Trust
2021-RPL1, 1.67% (WAC) due 09/27/60◊,2	818,889	780,802
2020-RPL5, 3.02% (WAC) due 08/25/60◊,2	467,922	453,742
2021-RPL4, 1.80% (WAC) due 12/27/60◊,2	386,276	357,321
2020-NQM1, 1.21% due 05/25/65[2,4]	310,384	279,410
2021-RPL7, 1.93% (WAC) due 07/27/61◊,2	278,354	255,299
PRPM LLC
2022-1, 3.72% due 02/25/27[2,4]	1,174,718	1,117,508
2021-5, 1.79% due 06/25/26[2,4]	522,205	490,802
2021-8, 1.74% (WAC) due 09/25/26◊,2	241,262	225,387
OBX Trust
2022-NQM9, 6.45% due 09/25/62[2,4]	920,515	922,139
2023-NQM2, 6.32% due 01/25/62[2,4]	495,218	497,527
OSAT Trust
2021-RPL1, 2.12% due 05/25/65[2,4]	1,264,640	1,190,747
Legacy Mortgage Asset Trust
2021-GS3, 1.75% due 07/25/61[2,4]	524,777	483,000
2021-GS4, 1.65% due 11/25/60[2,4]	394,768	361,457
2021-GS2, 1.75% due 04/25/61[2,4]	190,155	177,467
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	1,000,000	975,698
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[2,4]	480,351	429,151
2021-C, 1.62% due 03/01/61[2,4]	376,368	337,921
2021-HE1, 5.41% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 01/25/70◊,2	134,133	132,189
2021-HE2, 5.41% (30 Day Average SOFR + 0.85%, Rate Floor: 0.00%) due 11/25/69◊,2	76,688	74,753
NYMT Loan Trust
2021-SP1, 1.67% due 08/25/61[2,4]	742,364	678,962
2022-SP1, 5.25% due 07/25/62[2,4]	285,232	280,858
Bear Stearns Asset-Backed Securities I Trust
2006-HE9, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 11/25/36◊	924,580	889,228

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6% (continued)
Residential Mortgage-Backed Securities - 18.0% (continued)
GCAT Trust
2023-NQM2, 5.84% due 11/25/67[2,4]	$690,319	$683,833
CFMT LLC
2022-HB9, 3.25% (WAC) due 09/25/37◊	487,865	451,174
2021-HB5, 0.80% (WAC) due 02/25/31◊,2	218,254	211,569
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,4]	438,203	398,641
2020-1, 2.42% due 01/25/60[2,4]	98,267	92,832
2019-4, 2.64% due 11/25/59[2,4]	90,218	85,782
2021-3, 1.44% (WAC) due 06/25/66◊,2	83,586	69,245
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58◊,2	346,580	323,007
2019-1A, 3.50% (WAC) due 10/25/59◊,2	337,543	310,519
Imperial Fund Mortgage Trust
2022-NQM2, 4.02% (WAC) due 03/25/67◊,2	693,778	628,078
Verus Securitization Trust
2022-4, 4.74% (WAC) due 04/25/67◊,2	643,806	606,023
Home Equity Loan Trust
2007-FRE1, 5.04% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	646,002	600,276
FKRT
2.21% due 11/30/58†††,5	550,000	535,845
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 5.48% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37◊	543,382	519,389
Towd Point Revolving Trust
4.83% due 09/25/64[5]	500,000	484,375
Angel Oak Mortgage Trust
2023-1, 4.75% due 09/26/67[2,4]	296,099	281,221
2022-1, 3.29% (WAC) due 12/25/66◊,2	214,615	180,029
Soundview Home Loan Trust
2006-OPT5, 5.13% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 07/25/36◊	470,799	443,052
HarborView Mortgage Loan Trust
2006-14, 5.06% (1 Month USD LIBOR + 0.30%, Rate Floor: 0.30%) due 01/25/47◊	518,070	436,321
NovaStar Mortgage Funding Trust Series
2007-2, 5.05% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	404,893	389,064
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 5.58% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35◊	399,677	387,271
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58◊,2	234,134	224,355
2017-5, 4.21% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57◊,2	141,624	140,995
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[2,4]	287,057	285,399
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 5.42% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35◊	262,234	257,866
LSTAR Securities Investment Ltd.
2021-1, 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26◊,5	227,610	223,030
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 01/26/60◊,2	166,305	157,945
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69◊,5	145,633	140,570
CSMC Series
2014-2R, 3.25% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46◊,2	115,391	113,888
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60◊,2	87,217	79,327

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.6% (continued)
Residential Mortgage-Backed Securities - 18.0% (continued)
CIT Mortgage Loan Trust
2007-1, 6.20% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37◊,2	$73,874	$73,530
FBR Securitization Trust
2005-2, 5.60% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35◊	60,612	60,195
Structured Asset Investment Loan Trust
2005-2, 5.58% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35◊	42,637	42,151
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50◊,2	32,236	30,197
Total Residential Mortgage-Backed Securities		21,338,362
Commercial Mortgage-Backed Securities - 4.6%
BX Commercial Mortgage Trust
2021-VOLT, 6.33% (1 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 09/15/36◊,2	1,250,000	1,174,772
2022-LP2, 6.39% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 02/15/39◊,2	464,195	441,235
WMRK Commercial Mortgage Trust
2022-WMRK, 8.26% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27◊,2	1,150,000	1,135,582
MTN Commercial Mortgage Trust 2022-LPFL
2022-LPFL, 7.77% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39◊,2	800,000	766,350
Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3, 1.01% (WAC) due 02/15/50◊,6	20,964,416	655,528
Life Mortgage Trust
2021-BMR, 6.04% (1 Month Term SOFR + 1.21%, Rate Floor: 1.21%) due 03/15/38◊,2	344,040	326,773
JP Morgan Chase Commercial Mortgage Securities Trust
2021-NYAH, 6.22% (1 Month USD LIBOR + 1.54%, Rate Floor: 1.54%) due 06/15/38◊,2	350,000	321,900
BENCHMARK Mortgage Trust
2019-B14, 0.78% (WAC) due 12/15/62◊,6	9,858,914	303,694
BXHPP Trust
2021-FILM, 5.78% (1 Month USD LIBOR + 1.10%, Rate Floor: 1.10%) due 08/15/36◊,2	250,000	224,845
KKR Industrial Portfolio Trust
2021-KDIP, 5.94% (1 Month Term SOFR + 1.11%, Rate Floor: 1.11%) due 12/15/37◊,2	187,500	178,914
Total Commercial Mortgage-Backed Securities		5,529,593
Total Collateralized Mortgage Obligations
(Cost $28,178,728)		26,867,955
SENIOR FLOATING RATE INTERESTS††,◊ - 0.7%
Technology - 0.4%
Dun & Bradstreet
8.10% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 02/06/26	285,961	285,126
World Wide Technology Holding Co. LLC
8.02% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/01/30†††	100,000	99,500
MACOM Technology Solutions Holdings, Inc.
7.09% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	54,392	53,893
Total Technology		438,519
Industrial - 0.2%
Mileage Plus Holdings LLC
10.21% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	255,000	264,277
Consumer, Non-cyclical - 0.1%
Outcomes Group Holdings, Inc.
8.09% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 10/24/25	97,954	95,015

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 0.7% (continued)
Energy - 0.0%
ITT Holdings LLC
7.67% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 07/10/28	$65,010	$63,060
Total Senior Floating Rate Interests
(Cost $866,943)		860,871
Total Investments - 99.4%
(Cost $121,887,726)		$ 117,860,541
Other Assets & Liabilities, net - 0.6%		748,037
Total Net Assets - 100.0%		$ 118,608,578

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$9,700,000	$224,812	$51	$224,761
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	1.66%	Quarterly	03/16/31	1,300,000	165,476	247	165,229
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.42%	Annually	03/04/24	1,400,000	42,132	140	41,992
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.54%	Annually	03/07/25	700,000	33,498	194	33,304
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	1.73%	Annually	02/25/27	380,000	24,625	236	24,389
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.15%	Annually	09/09/27	300,000	3,590	268	3,322
BofA Securities, Inc.	CME	Receive	U.S. Secured Overnight Financing Rate	3.24%	Annually	09/14/27	300,000	2,507	268	2,239
								$496,640	$1,404	$495,236

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Rate indicated is the 7-day yield as of March 31, 2023.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $79,670,789 (cost $82,832,530), or 67.2% of total net assets.
3	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
4	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at March 31, 2023. See table below for additional step information for each security.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $1,383,820 (cost $1,423,224), or 1.2% of total net assets — See Note 8.
6	Security is an interest-only strip.

BofA — Bank of America
CME — Chicago Mercantile Exchange
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

The following table summarizes the inputs used to value the Fund's investments at March 31, 2023 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Funds	$ 14,672,093	$ —	$ —	$ 14,672,093
Asset-Backed Securities	—	44,568,132	2,350,000	46,918,132
Corporate Bonds	—	28,541,490	—	28,541,490
Collateralized Mortgage Obligations	—	26,332,110	535,845	26,867,955
Senior Floating Rate Interests	—	761,371	99,500	860,871
Interest Rate Swap Agreements**	—	495,236	—	495,236
Total Assets	$ 14,672,093	$ 100,698,339	$ 2,985,345	$ 118,355,777

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at March 31, 2023	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$ 2,350,000	Third Party Pricing	Broker Quote	—	—
Collateralized Mortgage Obligations	535,845	Model Price	Market Comparable Yields	7.6%	—
Senior Floating Rate Interests	99,500	Third Party Pricing	Broker Quote	—	—
Total Assets	$ 2,985,345

Significant changes in a quote or market comparable yields would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended March 31, 2023, the Fund had securities with a total value of $1,200,000 transfer into Level 3 from Level 2 due to a lack of observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2023:

	Assets					Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Foreign Government Debt	Senior Floating Rate Interests	Total Assets	Unfunded Loan Commitments
Beginning Balance	$ 1,099,307	$ 523,121	$ 1,245,130	$ -	$ 2,867,558	$ (315)
Purchases/(Receipts)	1,150,000	-	-	99,000	1,249,000	-
(Sales, maturities and paydowns)/Fundings	(1,100,000)	-	(1,264,055)	-	(2,364,055)	118
Amortization of premiums/discounts	-	-	440	-	440	-
Total realized gains (losses) included in earnings	-	-	11,304	-	11,304	(118)
Total change in unrealized appreciation (depreciation) included in earnings	693	12,724	7,181	500	21,098	315
Transfers into Level 3	1,200,000	-	-	-	1,200,000	-
Ending Balance	$ 2,350,000	$ 535,845	$ -	$ 99,500	$ 2,985,345	$ -
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at March 31, 2023	$ -	$ 12,724	$ -	$ 500	$ 13,224	$ -

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2023

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2021-C, 1.62% due 03/01/61	4.62%	09/25/24	5.62%	09/25/25
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
GCAT Trust 2023-NQM2, 5.84% due 11/25/67	6.84%	01/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 1.75% due 07/25/61	4.75%	05/25/24	5.75%	05/25/25
Legacy Mortgage Asset Trust 2021-GS4, 1.65% due 11/25/60	4.65%	08/25/24	5.65%	08/25/25
Legacy Mortgage Asset Trust 2021-GS2, 1.75% due 04/25/61	4.75%	04/25/24	5.75%	04/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
NYMT Loan Trust 2021-SP1, 1.67% due 08/25/61	4.67%	08/01/24	5.67%	08/01/25
OBX Trust 2023-NQM2, 6.32% due 01/25/62	7.32%	02/01/27	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OSAT Trust 2021-RPL1, 2.12% due 05/25/65	5.12%	06/25/24	6.12%	06/25/25
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 1.79% due 06/25/26	4.79%	06/25/24	5.79%	06/25/25
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Strategy Fund II

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

March 31, 2023

ASSETS:
Investments, at value (cost $278,192,571)	$267,918,258
Segregated cash with broker	480,000
Unamortized upfront premiums paid on interest rate swap agreements	1,004
Prepaid expenses	3,694
Receivables:
Interest	1,603,677
Variation margin on interest rate swap agreements	123,128
Securities sold	84,422
Total assets	270,214,183
LIABILITIES:
Overdraft due to custodian bank	7,799
Segregated cash due to broker	136,939
Unrealized depreciation on forward foreign currency exchange contracts	25
Payable for:
Distributions to shareholders	273,937
Professional fees	33,222
Fund accounting/administration fees	5,781
Trustees fees*	509
Transfer agent/maintenance fees	72
Miscellaneous	34,360
Total liabilities	492,644
NET ASSETS	$269,721,539
NET ASSETS CONSIST OF:
Paid in capital	$281,735,595
Total distributable earnings (loss)	(12,014,056)
Net assets	$269,721,539
Capital shares outstanding	11,138,823
Net asset value per share	$24.21

*Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

March 31, 2023

ASSETS:
Investments, at value (cost $335,234,269)	$323,493,510
Segregated cash with broker	294,504
Unamortized upfront premiums paid on interest rate swap agreements	1,478
Prepaid expenses	8,934
Receivables:
Interest	1,763,900
Securities sold	111,174
Variation margin on interest rate swap agreements	34,743
Total assets	325,708,243
LIABILITIES:
Overdraft due to custodian bank	41,981
Payable for:
Distributions to shareholders	49,712
Pricing fees	16,639
Professional fees	13,927
Custodian fees	10,501
Fund accounting/administration fees	5,447
Trustees' fees*	4,873
Transfer agent/maintenance fees	1,207
Miscellaneous	12,492
Total liabilities	156,779
NET ASSETS	$325,551,464
NET ASSETS CONSIST OF:
Paid in capital	$340,118,384
Total distributable earnings (loss)	(14,566,920)
Net assets	$325,551,464
Capital shares outstanding	13,427,825
Net asset value per share	$24.24

*Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS

AND LIABILITIES (Unaudited)

March 31, 2023

ASSETS:
Investments, at value (cost $121,887,726)	$117,860,541
Segregated cash with broker	288,603
Unamortized upfront premiums paid on interest rate swap agreements	1,404
Prepaid expenses	3,432
Receivables:
Interest	676,800
Securities sold	28,387
Total assets	118,859,167
LIABILITIES:
Overdraft due to custodian bank	18,597
Variation margin on interest rate swap agreements	171,385
Professional fees	41,820
Pricing fees	9,265
Fund accounting/administration fees	4,431
Transfer agent/maintenance fees	798
Trustees' fees*	417
Miscellaneous	3,876
Total liabilities	250,589
NET ASSETS	$118,608,578
NET ASSETS CONSIST OF:
Paid in capital	$123,240,413
Total distributable earnings (loss)	(4,631,835)
Net assets	$118,608,578
Capital shares outstanding	4,892,269
Net asset value per share	$24.24

*Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF

OPERATIONS (Unaudited)

Six Months Ended March 31, 2023

INVESTMENT INCOME:
Interest	$ 6,395,027
Total investment income	6,395,027

EXPENSES:
Transfer agent/ administrative fees	5,984
Professional fees	58,786
Fund accounting/administration fees	49,862
Custodian fees	26,198
Line of credit fees	7,659
Trustees' fees*	6,690
Miscellaneous	19,220
Total expenses	174,399
Less:
Earnings credits applied	(14,613)
Net expenses	159,786
Net investment income	6,235,241

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(875,011)
Swap agreements	512,009
Forward foreign currency exchange contracts	300,935
Foreign currency transactions	(866)
Net realized gain	(62,933)

Net change in unrealized appreciation (depreciation) on:
Investments	4,723,831
Swap agreements	(460,602)
Forward foreign currency exchange contracts	(463,268)
Foreign currency translations	2,958
Net change in unrealized appreciation (depreciation)	3,802,919
Net realized and unrealized gain	3,739,986
Net increase in net assets resulting from operations	$ 9,975,227

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF

OPERATIONS (Unaudited)

Six Months Ended March 31, 2023

INVESTMENT INCOME:
Interest	$ 6,665,180
Total investment income	6,665,180

EXPENSES:
Transfer agent/administrative fees	5,984
Professional fees	55,866
Fund accounting/administration fees	49,863
Custodian fees	20,544
Trustees' fees*	9,646
Printing expenses	8,918
Line of credit fees	7,612
Miscellaneous	17,104
Total expenses	175,537
Less:
Earnings credits applied	(11,123)
Net expenses	164,414
Net investment income	6,500,766

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,023,961)
Swap agreements	670,818
Forward foreign currency exchange contracts	362,816
Foreign currency transactions	(1,069)
Net realized gain	8,604

Net change in unrealized appreciation (depreciation) on:
Investments	5,065,665
Swap agreements	(709,750)
Forward foreign currency exchange contracts	(551,139)
Foreign currency translations	3,535
Net change in unrealized appreciation (depreciation)	3,808,311
Net realized and unrealized gain	3,816,915
Net increase in net assets resulting from operations	$ 10,317,681

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF

OPERATIONS (Unaudited)

Six Months Ended March 31, 2023

INVESTMENT INCOME:
Interest	$ 2,548,430
Total investment income	2,548,430

EXPENSES:
Transfer agent and administrative fees	5,984
Professional fees	49,686
Fund accounting/administration fees	29,057
Custodian fees	9,983
Trustees' fees*	7,213
Line of credit fees	2,370
Miscellaneous	12,570
Total expenses	116,863
Less:
Earnings credits applied	(1,614)
Net expenses	115,249
Net investment income	2,433,181

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(345,556)
Investments sold short	(118)
Swap agreements	242,964
Forward foreign currency exchange contracts	115,090
Foreign currency transactions	(317)
Net realized gain	12,063

Net change in unrealized appreciation (depreciation) on:
Investments	1,820,412
Swap agreements	(250,092)
Forward foreign currency exchange contracts	(177,366)
Foreign currency translations	1,126
Net change in unrealized appreciation (depreciation)	1,394,080
Net realized and unrealized gain	1,406,143
Net increase in net assets resulting from operations	$ 3,839,324

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,235,241	$ 6,908,210
Net realized gain (loss) on investments	(62,933)	(384,491)
Net change in unrealized appreciation (depreciation) on investments	3,802,919	(13,678,791)
Net increase (decrease) in net assets resulting from operations	9,975,227	(7,155,072)

Distributions to shareholders	(6,945,763)	(6,808,130)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	41,504,788	166,286,859
Distributions reinvested	5,045,893	4,923,355
Cost of shares redeemed	(67,224,738)	(237,002,577)
Net decrease from capital share transactions	(20,674,057)	(65,792,363)
Net decrease in net assets	(17,644,593)	(79,755,565)

NET ASSETS:
Beginning of period	287,366,132	367,121,697
End of period	$ 269,721,539	$ 287,366,132

CAPITAL SHARE ACTIVITY:
Shares sold	1,727,118	6,780,255
Shares issued from reinvestment of distributions	209,346	201,371
Shares redeemed	(2,789,039)	(9,682,541)
Net decrease in shares	(852,575)	(2,700,915)

Guggenheim Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 6,500,766	$ 7,051,631
Net realized gain (loss) on investments	8,604	(698,180)
Net change in unrealized appreciation (depreciation) on investments	3,808,311	(15,116,705)
Net increase (decrease) in net assets resulting from operations	10,317,681	(8,763,254)

Distributions to shareholders	(7,573,305)	(7,157,700)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	32,394,486	43,921,316
Distributions reinvested	6,878,152	6,653,246
Cost of shares redeemed	(15,603,256)	(79,460,563)
Net increase (decrease) from capital share transactions	23,669,382	(28,886,001)
Net increase (decrease) in net assets	26,413,758	(44,806,955)

NET ASSETS:
Beginning of period	299,137,706	343,944,661
End of period	$ 325,551,464	$ 299,137,706

CAPITAL SHARE ACTIVITY:
Shares sold	1,338,015	1,763,894
Shares issued from reinvestment of distributions	285,000	271,222
Shares redeemed	(650,399)	(3,259,973)
Net increase (decrease) in shares	972,616	(1,224,857)

Guggenheim Variable Insurance Strategy Fund III
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$ 2,433,181	$ 2,508,860
Net realized gain (loss) on investments	12,063	(397,827)
Net change in unrealized appreciation (depreciation) on investments	1,394,080	(5,252,521)
Net increase (decrease) in net assets resulting from operations	3,839,324	(3,141,488)

Distributions to shareholders	(2,690,993)	(2,530,262)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	–	17,150,000
Distributions reinvested	2,548,752	2,444,172
Cost of shares redeemed	(1,772,991)	(28,297,937)
Net increase (decrease) from capital share transactions	775,761	(8,703,765)
Net increase (decrease) in net assets	1,924,092	(14,375,515)

NET ASSETS:
Beginning of period	116,684,486	131,060,001
End of period	$ 118,608,578	$ 116,684,486

CAPITAL SHARE ACTIVITY:
Shares sold	–	688,696
Shares issued from reinvestment of distributions	105,618	99,868
Shares redeemed	(73,998)	(1,158,680)
Net increase (decrease) in shares	31,620	(370,116)

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$23.96	$24.99	$24.97	$24.83	$24.98	$25.06
Income (loss) from investment operations:
Net investment income (loss)[b]	.52	.49	.35	.51	.75	.66
Net gain (loss) on investments (realized and unrealized)	.31	(1.02)	.07	.17	(.17)	(.02)
Total from investment operations	.83	(.53)	.42	.68	.58	.64
Less distributions from:
Net investment income	(.58)	(.50)	(.40)	(.54)	(.72)	(.71)
Net realized gains	—	—	—	—	(.01)	(.01)
Total distributions	(.58)	(.50)	(.40)	(.54)	(.73)	(.72)
Net asset value, end of period	$24.21	$23.96	$24.99	$24.97	$24.83	$24.98

Total Return[c]	3.48%	(2.08%)	1.68%	2.78%	2.37%	2.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$269,722	$287,366	$367,122	$328,480	$457,686	$497,109
Ratios to average net assets:
Net investment income (loss)	4.36%	2.01%	1.40%	2.05%	3.01%	2.64%
Total expenses[d]	0.12%	0.10%	0.10%	0.12%	0.07%	0.06%
Net expenses[e]	0.12%	0.10%	0.10%	0.12%	0.07%	0.06%
Portfolio turnover rate	6%	33%	97%	89%	44%	57%

a	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$24.02	$25.14	$25.07	$24.82	$25.00	$25.04
Income (loss) from investment operations:
Net investment income (loss)[b]	.52	.50	.39	.52	.75	.66
Net gain (loss) on investments (realized and unrealized)	.30	(1.10)	.09	.29	(.20)	(.01)
Total from investment operations	.82	(.60)	.48	.81	.55	.65
Less distributions from:
Net investment income	(.60)	(.52)	(.41)	(.56)	(.73)	(.68)
Net realized gains	—	—	—	—	—	—
Return of capital	—	—	—	—	—	(.01)
Total distributions	(.60)	(.52)	(.41)	(.56)	(.73)	(.69)
Net asset value, end of period	$24.24	$24.02	$25.14	$25.07	$24.82	$25.00

Total Return[c]	3.51%	(2.40%)	1.93%	3.32%	2.24%	2.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$325,551	$299,138	$343,945	$271,273	$384,486	$426,383
Ratios to average net assets:
Net investment income (loss)	4.29%	2.03%	1.55%	2.11%	3.00%	2.66%
Total expenses[d]	0.12%	0.10%	0.11%	0.13%	0.08%	0.07%
Net expenses[e]	0.12%	0.10%	0.11%	0.13%	0.08%	0.07%
Portfolio turnover rate	12%	34%	101%	92%	43%	55%

a	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended March 31, 2023[a]	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018
Per Share Data
Net asset value, beginning of period	$24.01	$25.06	$25.00	$24.78	$25.08	$25.10
Income (loss) from investment operations:
Net investment income (loss)[b]	.50	.47	.40	.52	.73	.69
Net gain (loss) on investments (realized and unrealized)	.29	(1.04)	.06	.18	(.19)	(.03)
Total from investment operations	.79	(.57)	.46	.70	.54	.66
Less distributions from:
Net investment income	(.56)	(.48)	(.40)	(.48)	(.83)	(.68)
Net realized gains	—	—	—	—	(.01)	—
Total distributions	(.56)	(.48)	(.40)	(.48)	(.84)	(.68)
Net asset value, end of period	$24.24	$24.01	$25.06	$25.00	$24.78	$25.08

Total Return[c]	3.36%	(2.27%)	1.83%	2.88%	2.21%	2.66%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$118,609	$116,684	$131,060	$126,260	$152,225	$170,558
Ratios to average net assets:
Net investment income (loss)	4.19%	1.89%	1.61%	2.08%	2.96%	2.74%
Total expenses[d]	0.20%	0.18%	0.18%	0.20%	0.16%	0.12%
Net expenses[e]	0.20%	0.18%	0.18%	0.20%	0.16%	0.12%
Portfolio turnover rate	13%	35%	107%	100%	44%	64%

a	Unaudited figures for the period ended March 31, 2023. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c	Total return does not reflect the impact of any applicable sales charges.
d	Does not include expenses of the underlying funds in which the Fund invests.
e	Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”), as a diversified, open-ended investment company and may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds. At March 31, 2023, the Trust consisted of three Funds.

 This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC (“GPIM” or “the Adviser”), which operates under the name of Guggenheim Investments (“GI”), provides advisory services. Guggeheim Funds Distributiors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that Fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than

4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

The value of interest rate swap agreements entered into by a fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Inflation-Indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of Interest on the Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds' Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack covenants or possess fewer or less restrictive covenants or constraints on borrowers than certain other types of obligations. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. In recent market conditions, many new or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Short Sales

When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(h) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation on foreign currency translations arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(i) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2023, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and unsubordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

Certain Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Statements of Operations at the end of the commitment period

(l) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(m) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended March 31, 2023, are disclosed in the Statements of Operations.

(o) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 4.83% at March 31, 2023.

(p) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter ("OTC") swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds' use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Guggenheim Strategy Fund II	Duration, Hedge	$–	$33,200,000
Guggenheim Strategy Fund III	Duration, Hedge	–	38,090,000
Guggenheim Variable Insurance Strategy Fund III	Duration, Hedge	–	14,080,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds' use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Guggenheim Strategy Fund II	Hedge, Income	$163	$611,894
Guggenheim Strategy Fund III	Hedge, Income	127	731,969
Guggenheim Variable Insurance Strategy Fund III	Hedge, Income	57	233,740

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2023:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest rate swap agreements	Unamortized upfront premiums paid on interest rate swap agreements Variation margin on interest rate swap agreements	Variation margin on interest rate swap agreements
Currency forward contracts		Unrealized depreciation on forward foreign currency exchange contracts

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2023:

Asset Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2023
Guggenheim Strategy Fund II	$ 1,732,223	$–	$ 1,732,223
Guggenheim Strategy Fund III	1,386,373	–	1,386,373
Guggenheim Variable Insurance Strategy Fund III	495,236	–	495,236

Liability Derivative Investments Value
Fund	Swaps Interest Rate Risk*	Forward Foreign Currency Exchange Risk	Total Value at March 31, 2023
Guggenheim Strategy Fund II	$ –	$25	$ 25

* Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended March 31, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest rate swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2023:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$ 512,009	$ 300,935	$ 812,944
Guggenheim Strategy Fund III	670,818	362,816	1,033,634
Guggenheim Variable Insurance Strategy Fund III	242,964	115,090	358,054

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Interest Rate Risk	Forward Foreign Currency Exchange Risk	Total
Guggenheim Strategy Fund II	$ (460,602)	$ (463,268)	$ (923,870)
Guggenheim Strategy Fund III	(709,750)	(551,139)	(1,260,889)
Guggenheim Variable Insurance Strategy Fund III	(250,092)	(177,366)	(427,458)

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a

NOTES TO FINANCIAL STATEMENTS (Unaudited)

fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Guggenheim Strategy Fund II	Forward foreign currency exchange contracts	$25	$—	$25	$—	$—	$25

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2023.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Guggenheim Strategy Fund II	BofA Securities, Inc.	Interest rate swap agreements	$480,000	$136,939
Guggenheim Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	294,504	—
Guggenheim Variable Insurance Strategy Fund III	BofA Securities, Inc.	Interest rate swap agreements	288,603	—

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds do not pay GI advisory fees.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, GI will volunatarily waive fees at the investing fund level. In addition, the Fund may voluntarily waive fees and reimburse other expenses. For the period ended March 31, 2023, the Funds did not waive fees or reimburse other expenses.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds' administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds' securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds' average daily net assets and out of pocket expenses.  For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service ("IRS") for a period of three years after they are filed.

At March 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$278,192,571	$1,956,265	$(10,498,380)	$(8,542,115)
Guggenheim Strategy Fund III	335,234,269	1,595,166	(11,949,552)	(10,354,386)
Guggenheim Variable Insurance Strategy Fund III	121,887,726	555,507	(4,087,456)	(3,531,949)

Note 7 – Securities Transactions

For the period ended March 31, 2023, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund II	$14,277,948	$30,071,401
Guggenheim Strategy Fund III	27,374,902	32,059,813
Guggenheim Variable Insurance Strategy Fund III	11,667,843	12,306,599

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2023, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 8 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$650,147	$629,203
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	145,619	140,570
	FKRT
	2.21% due 11/30/58	09/24/21	1,549,996	1,510,107
	LSTAR Securities Investment Ltd.
	2021-1 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	455,219	446,061
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,249,992	1,210,938
			$4,050,973	$3,936,879
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust
	2018-RM2 4.00% (WAC) due 10/25/68[1]	11/02/18	$ 650,147	629,203
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	145,619	140,570
	FKRT
	2.21% due 11/30/58	09/24/21	1,449,996	1,412,681
	LSTAR Securities Investment Ltd.
	2021-1 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	455,219	446,061
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	1,249,992	1,210,938
			$3,950,973	$3,839,453
Guggenheim Variable Insurance Strategy Fund III
	Cascade Funding Mortgage Trust
	2019-RM3 2.80% (WAC) due 06/25/69[1]	06/25/19	$ 145,619	140,570
	FKRT
	2.21% due 11/30/58	09/24/21	549,999	535,845
	LSTAR Securities Investment Ltd.
	2021-1 7.46% (1 Month USD LIBOR + 2.80%, Rate Floor: 1.80%) due 02/01/26[1]	02/04/21	227,610	223,030
	Towd Point Revolving Trust
	4.83% due 09/25/64	03/17/22	499,996	484,375
			$1,423,224	$1,383,820

1	Variable rate security. Rate indicated is the rate effective at March 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 9 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,230,000,000 line of credit from Citibank, N.A., which was in place through September 30, 2022, at which time the line of credit was renewed as a 364-day committed, $1,150,000,000 line of credit. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of its allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Statement of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2023.

Note 10 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Funds in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 11 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds' financial statements.

OTHER INFORMATION (Unaudited)

Delivery of Shareholder Reports

Paper copies of the Funds' annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim Funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds' voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds' Forms N-PORT and N-Q are available on the SEC's website at

https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
Independent Trustees:
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2013 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	155	Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

					Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2019	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (2013-present). Former: Senior Leader, TIAA (1987-2012).	154	Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

					Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2019 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (1996-present); Chief Executive Officer, ETF Flows, LLC (2019-present); Chief Executive Officer, Lydon Media (2016-present); Director, GDX Index Partners, LLC (2021-present); Vice Chairman, VettaFi (2022-present).	154	Current: US Global Investors, Inc. (GROW) (1995-present).

					Former: Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2013	Current: Of Counsel, Momkus LLP (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	155	Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); NorthShore-Edward-Elmhurst Health (2012-present).

					Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2019 (Trustee) Since 2020 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (2007-2017).	154	Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present). Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2013	Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

			Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

Interested Trustee:
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2018 (Trustee) Since 2013 (Chief Legal Officer) Since 2015 (Vice President)	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	154	Former: Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

* The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
** Each Trustee serves an indefinite term, until his or her successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
*** Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Energy & Income Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.
**** This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Adviser and/or the parent of the Adviser.

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
Officers

Brian E. Binder (1972)	President and Chief Executive Officer	Since 2018

Current: President, Mutual Funds Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member of Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James M. Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022	Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).

Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).

Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2013	Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).
Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim
Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017	Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).
Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014	Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017	Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. ("HGINA"), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

* The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
** Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim

Investments as used herein refers to the affiliated investment management businesses of Guggenheim

Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment

Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment

Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners

India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim

Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New

York, New York 10017 is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim

Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC,

Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security

Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others,

whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information,

retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

    • We use your information in connection with servicing your accounts.

    • We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

    • We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

    • We use information for security purposes. We may use your information to protect our company and our customers.

    • We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

    • We use information as otherwise permitted by law, as we may notify you.

    • Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device

      (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any

       purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim

Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to

Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim

Investments products and services, we share your information within our family of affiliated companies.

You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means

YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to

CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com –

by using secure forms of online communication, including encryption technology, Secure Socket Layer

(SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it.

See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes.

You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at

CorporateDataPrivacy@GuggenheimPartners.com.

Item 2. Code of Ethics.

Not required at this time.

Item 3. Audit Committee Financial Expert.

Not required at this time.

Item 4. Principal Accountant Fees and Services.

Not required at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a) The registrant's President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust

By:     /s/ Brian E. Binder

Name: Brian E. Binder

Title: President and Chief Executive Officer

Date: May 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Brian E. Binder

Name: Brian E. Binder

Title: President and Chief Executive Officer

Date: May 26, 2023

By:     /s/ James M. Howley

Name: James M. Howley

Title: Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: May 26, 2023